General Information (Details) - USD ($) $ in Thousands								12 Months Ended
	Feb. 17, 2026	Jan. 22, 2026	Oct. 17, 2025	Jun. 16, 2025	May 28, 2025	Nov. 20, 2024	Jan. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General Information [Line Items]
Date of incorporation								Mar. 07, 2021
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest (in Dollars)								$ (4,047)	$ (7,804)	$ (4,598)
Cash flows used in operating activities (in Dollars)								(6,221)	(5,875)	(2,668)
Accumulated deficit (in Dollars)								(19,757)	(16,080)
Additional drawdowns (in Dollars)								$ 92,500
Remaining term								4 years 3 months
Gross proceeds offering cost (in Dollars)								$ 1,866
June 2025 Convertible Note [Member]
General Information [Line Items]
Principal amount (in Dollars)								$ 100,000
Subsequent Event [Member]
General Information [Line Items]
Gross proceeds offering cost (in Dollars)		$ 2,404
Ordinary Shares [Member]
General Information [Line Items]
Reverse share split			1-for-7	1-for-17		1-for-13
Reverse split shares			7	17		13
Combined shares			1	1	2,784	1	609
Ordinary Shares [Member] | Subsequent Event [Member]
General Information [Line Items]
Reverse share split	1-for-14
Reverse split shares	14
Combined shares	1